Issued capital and reserves - Share capital authorized and issued (Details) - shares	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	211,252,951
Number of shares issued (in shares)	211,252,951	40,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	187,534,962	40,000,000	40,000,000
Number of shares issued (in shares)	187,534,962	40,000,000	40,000,000	40,000,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	23,717,989
Number of shares issued (in shares)	23,717,989	0